Long-term Investments - Equity Method Cost Allocation (Details) - Equity Method - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The difference above has been primarily assigned to:
Weighted average remaining life of the intangible assets	5 years
Leju
Allocation of cost
Carrying value of investment	$ 48,143	$ 57,409
Proportionate share of net tangible and intangible assets	75,723	80,753
Carrying value of investment less proportionate share of net tangible and intangible	(27,580)	(23,344)
The difference above has been primarily assigned to:
Goodwill and amortizable intangible assets	(27,580)	(23,344)
Carrying value of investment less proportionate share of net tangible and intangible	(27,580)	(23,344)
Cumulative loss in equity interest	$ (39,323)	$ (30,243)
Weighted average remaining life of the intangible assets	5 years